November 7, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 87 to the Registration Statement
on Form N-1A of Master Investment Portfolio (the “Trust”) relating to
Active Stock Master Portfolio (the “Portfolio”)

Ladies and Gentlemen:

The Trust, on behalf of the Portfolio, hereby files via EDGAR one electronically signed copy of Amendment No. 87 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on November 7, 2016.

The Amendment is being filed to revise the Portfolio’s investment process and strategies replace the Portfolio’s portfolio managers and make certain non-material changes which the Portfolio deemed appropriate.

Please do not hesitate to contact me at (212) 839-8615 if you require additional information regarding the Trust’s registration statement.

Respectfully submitted,

/s/ Jesse C. Kean

Jesse C. Kean

cc:	Benjamin Archibald
John A. MacKinnon